Comparative information 2021 - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Revaluation Reserve [line items]
Total remeasurement of defined benefit plans	€ (2,199)
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Disclosure Of Revaluation Reserve [line items]
At January 1	(2,534)
Remeasurements of defined benefit plans	501
Tax effect	(102)
Net exchange differences	(65)
Total remeasurement of defined benefit plans	€ (2,199)